Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Details
Registrant CIK	0001212787
Fiscal Year End	--12-31
Contact Personnel Name	Stella Lee
Contact Personnel Email Address	cci.hjlee@gmail.com
Document Period Start Date	Jan. 01, 2021
Document Shell Company Event Date	Dec. 31, 2021
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-102931
Entity Registrant Name	KBRIDGE ENERGY CORP.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1530 Elizabeth Avenue, Unit 2
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	14,522,727
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Harbourside CPA
Auditor Location	Vancouver, Canada
Auditor Firm ID	6498